Subsequent Events (Details) - USD ($)		12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Jun. 02, 2023	Feb. 25, 2023	Feb. 25, 2021
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares		23,256,504
Redemption price per share (in Dollars per share)		$ 10.21
Issued and outstanding interest percentage		67.41%
Redemption amount (in Dollars)		$ 237,372,952
Trust account (in Dollars)		$ 114,759,374
Remaining shares outstanding		11,243,496
Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued					1,437,500
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Voting power percentage	82.02%
Issued and outstanding ordinary shares	43,125,000
Investment management trust agreement for				35,047,305
Investment management trust agreement against				326,543
Investment management trust agreement abstain				0
Unsecured promissory note (in Dollars)	$ 2,100,000
Promissory note (in Dollars)	1,600,000
Drawn down amount (in Dollars)	$ 400,000
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued	35,373,848
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued	26,773,848
Outstanding shares	34,500,000
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued	8,600,000
Outstanding shares	8,625,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Extension amendment proposal for			35,047,305
Extension amendment proposal against			326,543
Extension amendment proposal abstain			0
Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Drawn down amount (in Dollars)	$ 100,000